Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Oil and natural gas properties
Evaluated (subject to amortization)	$ 2,408,305	$ 2,122,174
Total unproved and unevaluated	479,736	387,504
Total oil and natural gas properties	2,888,041	2,509,678
Accumulated depletion	(1,850,882)	(1,574,040)
Net oil and natural gas properties	1,037,159	935,638
Other property and equipment
Other property and equipment	160,795	86,387
Accumulated depreciation	(13,429)	(9,619)
Net other property and equipment	147,366	76,768
Net property and equipment	1,184,525	1,012,406
Midstream equipment and facilities
Other property and equipment
Other property and equipment	145,662	78,564
Furniture, fixtures and other equipment
Other property and equipment
Other property and equipment	5,487	2,918
Software
Other property and equipment
Other property and equipment	3,206	2,193
Land
Other property and equipment
Other property and equipment	1,437	1,539
Leasehold improvements
Other property and equipment
Other property and equipment	$ 5,003	$ 1,173